SHAREHOLDERS' EQUITY - Capital Stock (Details) number in Millions	Dec. 31, 2024 vote shares	Apr. 03, 2023 shares	Apr. 03, 2023	Feb. 28, 2022 $ / shares shares
Shaw Communications Inc.
Disclosure of classes of share capital [line items]
Class B non-voting shares (in shares)		23,600,000	23.6
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	400,000,000
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	112,474,388
Number of votes entitled to | vote	50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	1,400,000,000
Series I Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)				3,300,000
Series II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)				1,400,000
Series I And II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 1,000